Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
As Reported [Member]
Cash flows from (used in) operating activities
Net loss	$ (104,036)	$ (175,644)
Adjustments for:
Net financial expenses	32,308
Proceeds from sale of digital assets earned	129,309	158,674
Net change in cash related to operating activities	23,598	36,250
Cash flows from (used in) investing activities
Proceeds from sale of digital assets earned
Net change in cash related to investing activities	(58,343)	(155,011)
Cash Flow Reclassification [Member]
Cash flows from (used in) operating activities
Net loss
Adjustments for:
Net financial expenses
Proceeds from sale of digital assets earned	(129,309)	(158,674)
Net change in cash related to operating activities	(129,309)	(158,674)
Cash flows from (used in) investing activities
Proceeds from sale of digital assets earned	129,309	158,674
Net change in cash related to investing activities	129,309	158,674
As restated [Member]
Cash flows from (used in) operating activities
Net loss	(108,922)	(175,644)
Adjustments for:
Net financial expenses	37,194
Proceeds from sale of digital assets earned
Net change in cash related to operating activities	(105,711)	(122,424)
Cash flows from (used in) investing activities
Proceeds from sale of digital assets earned	129,309	158,674
Net change in cash related to investing activities	70,966	$ 3,663
Warrants [Member]
Cash flows from (used in) operating activities
Net loss	(4,886)
Adjustments for:
Net financial expenses	4,886
Proceeds from sale of digital assets earned
Net change in cash related to operating activities
Cash flows from (used in) investing activities
Proceeds from sale of digital assets earned
Net change in cash related to investing activities